Additional Disclosures in the Statement of Cash Flows - Summary of Additional Information on Operational Cash Flows Interest (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of details of cash flows from operating activities [line items]
Interest paid	$ (235,160,098)	$ (240,828,233)	$ (110,564,565)
Interest collected	586,086,380	420,732,099	453,862,367
Total	$ 350,926,282	$ 179,903,866	$ 343,297,802